WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.3%
COMMUNICATION SERVICES - 18.3%
Diversified Telecommunication Services - 1.1%
Intelsat Jackson Holdings SA, Senior Notes	9.750%	7/15/25	2,000,000	$1,767,920	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000	1,571,440	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	410,000	438,696	(a)
Windstream Services LLC/
Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,025,000	272,250	*(a)(b)
Windstream Services LLC/
Windstream Finance Corp., Secured Notes	9.000%	6/30/25	330,000	29,700	*(a)(b)
Total Diversified Telecommunication Services				4,080,006
Entertainment - 1.1%
Allen Media LLC/Allen Media
Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,420,000	1,365,862	(a)
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	754,521
Netflix Inc., Senior Notes	6.375%	5/15/29	1,750,000	2,007,162
Total Entertainment				4,127,545
Interactive Media & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000	508,025
Media - 8.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,400,000	3,571,870	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	5,910,000	6,451,533	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,233,000	1,284,231	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,250,000	3,386,012	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,737,000	5,896,575
DISH DBS Corp., Senior Notes	7.750%	7/1/26	7,738,000	8,329,261
Entercom Media Corp., Secured Notes	6.500%	5/1/27	550,000	576,316	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	540,000	548,613	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,050,000	$1,076,129	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,020,000	1,052,018	(a)
Total Media				32,172,558
Wireless Telecommunication Services - 7.1%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,190,000	1,246,537	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	899,000	988,068	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,080,000	2,168,717	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	800,000	885,420	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	5,116,227
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	180,785
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000	428,883
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,452,000	1,661,553
Sprint Corp., Senior Notes	7.875%	9/15/23	3,160,000	3,616,889
Sprint Corp., Senior Notes	7.625%	3/1/26	530,000	626,227
Sprint Corp., Senior Notes	7.250%	2/1/28	1,900,000	1,906,935	(a)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	800,000	878,690	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	520,000	571,148	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000	2,869,448	(a)
Ypso Finance Bis SA, Senior Secured Notes	10.500%	5/15/27	2,200,000	2,502,500	(a)
Total Wireless Telecommunication Services				25,648,027
TOTAL COMMUNICATION SERVICES				66,536,161
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 2.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000	3,269,794	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	540,000	563,288	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	485,143
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	250,000	241,212

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Auto Components - continued
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,730,000		$1,664,303
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,300,000		1,375,923	(a)
Total Auto Components					7,599,663
Diversified Consumer Services - 2.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,680,000		2,769,077	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	710,000		778,978	(a)
GW B-CR Security Corp., Senior Notes	9.500%	11/1/27	776,000		822,056	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	840,000		811,440	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,259,533
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	2,430,000		2,540,358	(a)
Total Diversified Consumer Services					8,981,442
Hotels, Restaurants & Leisure - 2.9%
Boyne USA Inc., Secured Notes	7.250%	5/1/25	440,000		472,083	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	500,000		503,350	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	1,500,000		1,488,127	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,870,000	GBP	3,075,589	(c)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	1,300,000		1,259,765	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	762,000		785,176	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,210,000		1,162,102	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	310,000		276,102	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,710,000		1,529,338	(a)
Total Hotels, Restaurants & Leisure					10,551,632
Specialty Retail - 3.1%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	1,190,000	EUR	1,180,232	(c)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	500,000		417,725	(a)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	1,840,000		1,485,800	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	2,200,000		1,298,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - continued
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,660,000		$4,701,008	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	2,100,000		2,132,729
Total Specialty Retail					11,215,494
Textiles, Apparel & Luxury Goods - 0.2%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	600,000	EUR	657,310	(c)
TOTAL CONSUMER DISCRETIONARY					39,005,541
CONSUMER STAPLES - 1.5%
Food Products - 1.1%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	180,000		183,921	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,795,000		2,901,629	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	935,000		932,275	(a)
Total Food Products					4,017,825
Household Products - 0.4%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,415,000		1,453,898
Total Consumer Staples					5,471,723
ENERGY - 16.3%
Energy Equipment & Services - 0.6%
Transocean Inc., Senior Notes	7.500%	1/15/26	1,500,000		1,195,984	(a)
Transocean Inc., Senior Notes	8.000%	2/1/27	1,240,000		1,030,750	(a)
Total Energy Equipment & Services					2,226,734
Oil, Gas & Consumable Fuels - 15.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		353,862
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		785,563	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,990,000		1,822,880	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,220,000		1,040,474	(a)
Callon Petroleum Co., Senior Notes	8.250%	7/15/25	380,000		339,308
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000		1,710,859
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,820,000		933,318
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	320,000		132,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,400,000		1,238,707

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000		$1,797,652
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	435,000		153,489	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000		1,181,521
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,516,000		3,338,741	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	760,000		718,785	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	3,710,000		2,716,425
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000		1,039,973	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000		2,022,300
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	770,000		606,375
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,563,000		2,770,232
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000		1,214,750
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,340,000		2,655,549
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,650,000		4,121,762
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000		5,451,473
Range Resources Corp., Senior Notes	5.000%	3/15/23	600,000		436,314
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,360,000		2,285,388	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000		634,502	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		605,911	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,050,000		874,115	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000		585,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	690,000		682,771
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	990,000		1,070,437
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	2,660,000		2,309,545	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	820,000	CAD	494,841	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	90,000	$89,936
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,810,000	1,688,017
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	449,032
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	578,941
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	444,149
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,921,533
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000	480,703
YPF SA, Senior Notes	8.750%	4/4/24	200,000	182,585	(a)
YPF SA, Senior Notes	8.500%	7/28/25	3,340,000	2,833,706	(a)
Total Oil, Gas & Consumable Fuels				56,794,324
TOTAL ENERGY				59,021,058
FINANCIALS - 11.4%
Banks - 8.9%
Bank of America Corp., Junior Subordinated Notes (6.500% to
10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,120,000	1,236,885	(d)(e)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	740,000	815,798	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000	2,173,996
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	989,500	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,000,000	1,045,025	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	810,000	917,888	(a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	740,000	797,864	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,950,000	4,169,995	(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	$1,573,902	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000	903,813	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	290,000	302,164	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	700,000	758,321	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,590,000	2,721,898	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,410,000	3,712,992	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (3 mo. USD LIBOR + 2.320%)	4.265%	9/30/27	7,000,000	6,965,490	(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	610,000	646,463	(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,040,094	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,395,079	(a)(e)
Total Banks				32,167,167
Capital Markets - 0.6%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	890,000	916,802
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,370,000	1,461,989	(a)(d)(e)
Total Capital Markets				2,378,791

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000		$606,231
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		739,795
Total Consumer Finance					1,346,026
Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	360,000		381,771
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	715,000		468,622	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,050,000		1,036,875	(a)(f)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,291,328
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		338,377
Total Diversified Financial Services					5,516,973
TOTAL FINANCIALS					41,408,957
HEALTH CARE - 8.5%
Health Care Equipment & Supplies - 0.1%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	320,000	GBP	380,029	(c)
Health Care Providers & Services - 3.7%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	3,285,000		3,146,751	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,920,000		1,986,382	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	350,000		355,105
DaVita Inc., Senior Notes	5.000%	5/1/25	1,370,000		1,393,064
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,243,435
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	840,000		831,348	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,120,000		1,151,265
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		544,050	(a)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	1,000,000		1,008,450
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,540,000		1,671,254
Total Health Care Providers & Services					13,331,104
Pharmaceuticals - 4.7%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	210,000		231,388	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - continued
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	112,000	$112,490	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,290,000	3,361,673	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,400,000	1,562,344	(a)
Bausch Health Cos. Inc., Senior
Secured Notes	7.000%	3/15/24	210,000	216,650	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	1,615,000	1,461,575	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	290,000	288,477
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	4,130,000	3,972,977
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	150,000	149,352
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,170,000	5,756,086
Total Pharmaceuticals				17,113,012
Total Health Care				30,824,145
INDUSTRIALS - 5.2%
Building Products - 0.8%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	350,000	350,824	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	980,000	1,008,349	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,570,000	1,616,822	(a)
Total Building Products				2,975,995
Commercial Services & Supplies - 2.6%
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	2,500,000	2,571,875	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,280,000	1,388,480	(a)
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,130,000	4,411,459
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	415,000	434,723
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	627,172
Total Commercial Services & Supplies				9,433,709

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 0.7%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	1,720,000	EUR	$1,897,845	(a)(f)
Hercule Debtco Sarl, Senior Secured Notes (6.750% PIK)	6.750%	6/30/24	500,000	EUR	551,699	(c)(f)
Total Containers & Packaging					2,449,544
Industrial Conglomerates - 0.2%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	650,000		637,465	(d)(e)
Machinery - 0.3%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	170,000		167,945	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	900,000		915,685
Total Machinery					1,083,630
Marine - 0.3%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,670,000		1,118,482	(a)
Trading Companies & Distributors - 0.3%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	370,000		287,336	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,070,000		1,034,460	(a)
Total Trading Companies & Distributors					1,321,796
Total Industrials					19,020,621
INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 1.2%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,270,000		4,299,249	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	70,000		65,800	(a)
Total Communications Equipment					4,365,049
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000		1,081,850	(a)
Software - 0.0%
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,253,022		93,977	(a)(f)(g)(h)
Technology Hardware, Storage & Peripherals - 1.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000		282,825	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount†	Value
Technology Hardware, Storage & Peripherals - continued
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	720,000	$760,814
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,486,324
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	224,184
Western Digital Corp., Senior Notes	4.750%	2/15/26	178,000	184,119
Total Technology Hardware, Storage & Peripherals				3,938,266
Total Information Technology				9,479,142
Materials - 9.4%
Construction Materials - 0.5%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	450,000	458,062	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	800,000	856,278	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	510,000	520,039
Total Construction Materials				1,834,379
Containers & Packaging - 3.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,945,000	2,969,002	(a)(f)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,905,000	4,080,725	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,200,000	1,292,940	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000	468,595
Pactiv LLC, Senior Notes	8.375%	4/15/27	2,280,000	2,639,892
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	780,000	826,621	(a)
Total Containers & Packaging				12,277,775
Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	500,000	513,755	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,130,000	1,197,065	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	440,000	452,386	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,552,896
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	500,000	494,640	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	380,000	365,592	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount†	Value
Metals & Mining - continued
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,420,000	$1,351,961	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	465,030
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000	313,311
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	382,806
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	990,000	1,004,439
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	273,750
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,840,000	2,762,184
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	970,000	977,678	(a)
Northwest Acquisitions ULC/
Dominion Finco Inc., Secured Notes	7.125%	11/1/22	411,000	313,092	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	260,000	300,579
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,932,009
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	996,799
Total Metals & Mining				17,649,972
Paper & Forest Products - 0.6%
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,330,000	2,352,811
Total Materials				34,114,937
Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	670,000	612,732
GEO Group Inc.	5.875%	10/15/24	750,000	703,436
Total Real Estate				1,316,168
Utilities - 2.0%
Electric Utilities - 1.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000	1,842,028
Pampa Energia SA, Senior Notes	7.375%	7/21/23	3,160,000	2,818,989	(c)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	600,000	535,393	(a)
Total Electric Utilities				5,196,410

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount†		Value
Gas Utilities - 0.6%
Suburban Propane Partners LP/ Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,930,000		$1,993,396
Total Utilities					7,189,806
Total Corporate Bonds & Notes (Cost - $289,860,184)					313,388,259
Sovereign Bonds - 5.6%
Argentina - 0.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.226%	6/21/20	56,620,000	ARS	467,766	(e)(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	900,000		450,360
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	1,250,000		584,765
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	2,340,000		1,013,045
Total Argentina					2,515,936
Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,466,000	BRL	577,594
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	14,280,000	BRL	3,579,196
Total Brazil					4,156,790
Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	710,000		704,286	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	200,000		166,064	(c)
Total Ecuador					870,350
Ghana - 0.3%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,000,000		1,019,494	(a)
Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	5,985,000,000	IDR	436,022
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	31,811,000,000	IDR	2,297,553
Total Indonesia					2,733,575
Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	18,070,000	MXN	916,022

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount†		Value
Russia - 1.5%
Russian Federal Bond - OFZ	7.000%	1/25/23	58,120,000	RUB	$896,697
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	2,977,017
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	1,495,859
Total Russia					5,369,573
Ukraine - 0.4%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,500,000		1,528,193	(a)
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	47,140,000	UYU	1,203,319	(c)
Total Sovereign Bonds (Cost - $23,586,001)					20,313,252
Senior Loans - 3.3%
Communication Services - 0.6%
Media - 0.6%
iHeartCommunications Inc., New Term Loan (3 mo. USD LIBOR + 3.000%)	4.655%	5/1/26	642,961		638,138	(e)(i)(j)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	1,700,000		1,688,313	(e)(i)(j)
Total Communication Services					2,326,451
Consumer Discretionary - 1.6%
Specialty Retail - 1.6%
Party City Holdings Inc., 2018 Replacement Term Loan	4.100-4.110%	8/19/22	1,433,926		1,311,445	(e)(i)(j)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.660%	3/11/22	4,442,357		4,397,240	(e)(i)(j)
Total Consumer Discretionary					5,708,685	(e)(i)(j)
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	1,960,000		1,791,767
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.103%	8/6/26	750,000		751,250	(e)(i)(j)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.625%	6/26/26	1,097,250		1,085,820	(e)(i)(j)
Total Health Care					1,837,070

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		Maturity	Face
Security	Rate	Date	Amount†	Value
Utilities - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.603%	2/7/23	393,535	$395,995	(e)(f)(i)(j)
Total Senior Loans (Cost - $11,513,960)				12,059,968
U.S. Government & Agency Obligations - 1.0%
U.S. Government Obligations - 1.0%
U.S. Treasury Notes	1.375%	5/31/21	3,000,000	3,012,891
U.S. Treasury Notes	1.750%	11/30/21	500,000	507,187
Total U.S. Government & Agency Obligations (Cost - $3,499,457)				3,520,078
Convertible Bonds & Notes - 0.7%
Communication Services - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $2,300,137)	2.375%	3/15/24	2,595,000	2,422,225

			Shares
Preferred Stocks - 0.4%
Financials - 0.4%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	7.477%		17,000	433,500	(e)
Capital Markets - 0.3%
B. Riley Financial Inc.	6.875%		39,275	972,056
Total Preferred Stocks (Cost - $1,281,227)				1,405,556

		Maturity	Face
		Date	Amount†
Non-U.S. Treasury Inflation Protected Securities - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $486,083)	4.000%	3/6/20	20,778,963	ARS	195,327	(g)

Shares
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares	68,957	16,067	*(g)(h)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Shares	Value
Energy - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)	46,103	$44,823	*(g)(h)
Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC	442	34,724	*(g)(h)
Total Energy		79,547
Total Common Stocks (Cost - $2,034,429)		95,614
Total Investments before Short-Term Investments (Cost - $334,561,478)		353,400,279

	Rate
Short-Term Investments - 1.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,383,256)	1.491%	3,383,256	3,383,256
Total Investments - 98.3% (Cost - $337,944,734)			356,783,535
Other Assets in Excess of Liabilities - 1.7%			6,318,864
Total Net Assets - 100.0%			$363,102,399

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of February 29, 2020.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1). (h) Security is valued using significant unobservable inputs (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc.

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CER	—	Coeficente de Establilzacion de Referencia
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OJSC	—	Open Joint Stock Company
PIK	—	Payment-In-Kind
RUB	—	Russian Ruble
USD	—	United States Dollar
UYU	—	Uruguayan Peso

At February 29, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,660,222	GBP	1,263,454	Barclays Bank PLC	4/17/20	$38,123
EUR	1,020,000	USD	1,144,682	BNP Paribas SA	4/17/20	(15,218)
USD	637,376	CAD	830,000	BNP Paribas SA	4/17/20	19,013
USD	2,321,875	EUR	2,080,000	BNP Paribas SA	4/17/20	18,654
USD	4,718,842	EUR	4,226,700	BNP Paribas SA	4/17/20	38,541
USD	1,662,084	GBP	1,300,000	BNP Paribas SA	4/17/20	(6,935)
MXN	1,187,601	USD	62,211	Goldman Sachs Group Inc.	4/17/20	(2,355)
USD	1,168,274	EUR	1,045,660	Goldman Sachs Group Inc.	4/17/20	10,396
EUR	2,440,000	USD	2,658,219	JPMorgan Chase & Co.	4/17/20	43,637
USD	291,636	EUR	260,647	JPMorgan Chase & Co.	4/17/20	3,017
Total						$146,873

Abbreviations used in this table:

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$9,385,165	$93,977	$9,479,142
Other Corporate Bonds & Notes	—	303,909,117	—	303,909,117
Sovereign Bonds	—	20,313,252	—	20,313,252
Senior Loans	—	12,059,968	—	12,059,968
U.S. Government & Agency Obligations	—	3,520,078	—	3,520,078
Convertible Bonds & Notes	—	2,422,225	—	2,422,225
Preferred Stocks	$1,405,556	—	—	1,405,556
Non-U.S. Treasury Inflation Protected Securities	—	195,327	—	195,327
Common Stocks:
Consumer Discretionary	—	—	16,067	16,067
Energy	—	—	79,547	79,547
Total Long-Term Investments	1,405,556	351,805,132	189,591	353,400,279
Short-Term Investments†	3,383,256	—	—	3,383,256
Total Investments	$4,788,812	$351,805,132	$189,591	$356,783,535
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$171,381	—	$171,381
Total	$4,788,812	$351,976,513	$189,591	$356,954,916

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$24,508	—	$24,508

† See Schedule of Investments for additional detailed categorizations.